Intangible assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
12.	Intangible assets

Intangible assets consist of capitalized patent application fees.

	As of December 31	As of December 31
	2025	2024
	USD	USD
Cost
Trademark right	498	487
Copyright	356	348
Patent right	1,636	1,600
Total	2,490	2,435
Less: Accumulated depreciation	(2,013)	(925)
Property and equipment, net	477	1,510

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Consolidated Financial Statements

For The Year Ended December 31, 2025 and 2024

(Expressed In United States Dollars)